FAIR VALUE MEASUREMENTS - Fair Values of Financial Assets and Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Carrying amount
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets	$ 1,529	$ 849
Financial liabilities	6,344	5,623
Carrying amount | Debt
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	4,782	5,150
Carrying amount | Other liabilities5
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	1,562	473
Carrying amount | Other assets
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets	1,358	382
Carrying amount | Other investments
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets	112	414
Carrying amount | Derivatives
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets	59	53
Estimated fair value
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets	1,529	849
Financial liabilities	6,484	7,401
Estimated fair value | Debt
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	4,922	6,928
Estimated fair value | Other liabilities5
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	1,562	473
Estimated fair value | Other assets
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets	1,358	382
Estimated fair value | Other investments
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets	112	414
Estimated fair value | Derivatives
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets	$ 59	$ 53